OIL AND NATURAL GAS SALES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OIL AND NATURAL GAS SALES
Oil and natural gas sales	1,616,798	1,365,542	1,363,727
Royalties	(264,326)	(212,208)	(205,138)
Oil and natural gas sales, net of royalties	1,352,472	1,153,334	1,158,589